Summary of Accounting Principles (Long-Term Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 1,356	$ 1,354
Percentage Long Term Receivables High Credit Risk	13.00%
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	$ 17	18
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	926	903
Notes and Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 430	$ 451